UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-9957
                                   811-10179

Name of Fund:  Mercury Basic Value Fund, Inc.
               Master Basic Value Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Mercury Basic Value Fund, Inc. and Master Basic Value Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/06

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments


Mecury Basic Value Fund, Inc.

Schedule of Investments as of September 30, 2005


Beneficial Interest                             Mutual Funds                                                            Value
$      6,237,314                                Master Basic Value Trust                                    $           8,007,700

                                                Total Mutual Funds (Cost - $4,791,661) - 99.7%                          8,007,700

Total Investments (Cost - $4,791,661) - 99.7%                                                                           8,007,700
Other Assets Less Liabilities - 0.3%                                                                                       22,953
                                                                                                             --------------------
Net Assets - 100.0%                                                                                          $          8,030,653
                                                                                                             ====================


Master Basic Value Trust

Schedule of Investments as of September 30, 2005

                                                      Shares                                                           Percent of
                Industry                                Held  Common Stocks                                  Value     Net Assets
Above-Average   Metals & Mining                    3,738,400  Alcoa, Inc.                               $    91,291,728     1.1%
Yield           Pharmaceuticals                    2,078,340  AstraZeneca Group Plc (b)                      97,889,814     1.2
                Diversified                        1,501,700  BCE, Inc.                                      41,206,648     0.5
                Telecommunication Services
                Capital Markets                    4,194,700  The Bank of New York Co., Inc.                123,366,127     1.5
                Diversified                        2,843,100  BellSouth Corp. (e)                            74,773,530     0.9
                Telecommunication Services
                Multi-Utilities                      754,800  Dominion Resources, Inc. (e)                   65,018,472     0.8
                Chemicals                          3,082,600  E.I. du Pont de Nemours & Co.                 120,745,442     1.5
                Oil, Gas & Consumable Fuels        5,579,000  Exxon Mobil Corp.                             354,489,660     4.4
                Industrial Conglomerates           4,144,300  General Electric Co.                          139,538,581     1.7
                Food Products                      2,939,600  General Mills, Inc.                           141,688,720     1.8
                Pharmaceuticals                    2,562,900  GlaxoSmithKline Plc (b)                       131,425,512     1.6
                Aerospace & Defense                3,695,300  Honeywell International, Inc.                 138,573,750     1.7
                Diversified Financial Services     7,841,092  JPMorgan Chase & Co.                          266,048,252     3.3
                Capital Markets                    2,239,800  Mellon Financial Corp.                         71,606,406     0.9
                Pharmaceuticals                    1,987,100  Merck & Co., Inc.                              54,068,991     0.7
                Pharmaceuticals                    4,203,200  Pfizer, Inc.                                  104,953,904     1.3
                Multi-Utilities                    1,595,200  Public Service Enterprise Group, Inc. (e)     102,667,072     1.3
                Oil, Gas & Consumable Fuels        1,452,900  Royal Dutch Shell Plc (b)                      95,368,356     1.2
                Diversified                        3,751,700  SBC Communications, Inc.                       89,928,249     1.1
                Telecommunication Services
                Electric Utilities                 2,148,500  The Southern Co.                               76,830,360     1.0
                Diversified                        2,463,400  Verizon Communications, Inc.                   80,528,546     1.0
                Telecommunication Services
                Commercial Banks                   1,630,400  Wachovia Corp.                                 77,590,736     1.0
                                                                                                        ---------------   -------
                                                                                                          2,539,598,856    31.5

Below-Average   Insurance                          1,154,000  The Allstate Corp.                             63,804,660     0.8
Price Earnings/ Insurance                          2,336,200  American International Group, Inc.            144,750,952     1.8
Ratio           Commercial Banks                   3,667,400  Bank of America Corp.                         154,397,540     1.9
                Health Care Equipment              2,775,900  Baxter International, Inc.                    110,675,133     1.4
                & Supplies
                Diversified Financial Services     3,066,400  Citigroup, Inc.                               139,582,528     1.7
                Beverages                          5,563,900  Coca-Cola Enterprises, Inc.                   108,496,050     1.3
                Insurance                          5,103,800  Genworth Financial, Inc. Class A              164,546,512     2.0
                Computers & Peripherals            5,248,600  Hewlett-Packard Co.                           153,259,120     1.9
                Household Durables                 4,097,000  Koninklijke Philips Electronics NV            109,307,960     1.3
                Food Products                      2,779,400  Kraft Foods, Inc. (e)                          85,021,846     1.1
                Consumer Finance                   2,468,600  MBNA Corp.                                     60,826,304     0.8
                Hotels, Restaurants &              3,337,300  McDonald's Corp.                              111,766,177     1.4
                Leisure
                Capital Markets                    4,125,800  Morgan Stanley                                222,545,652     2.8
                Aerospace & Defense                1,011,800  Northrop Grumman Corp.                         54,991,330     0.7
                Pharmaceuticals                    3,743,100  Schering-Plough Corp.                          78,792,255     1.0
                Food Products                      1,669,300  Unilever NV (b)                               119,271,485     1.5
                IT Services                       10,577,700  Unisys Corp. (a)                               70,235,928     0.9
                                                                                                        ---------------   -------
                                                                                                          1,952,271,432    24.3

Low Price-to-   Communications Equipment          11,904,900  3Com Corp. (a)                                 48,571,992     0.6
Book Value      Electronic Equipment &             3,054,500  Agilent Technologies, Inc. (a)                100,034,875     1.2
                Instruments
                Oil, Gas & Consumable Fuels          796,700  Anadarko Petroleum Corp.                       76,284,025     1.0
                Media                              2,791,700  Comcast Corp. Special Class A (a)(e)           80,345,126     1.0
                Machinery                          1,580,600  Deere & Co.                                    96,732,720     1.2
                Energy Equipment & Services        1,554,700  Diamond Offshore Drilling                      95,225,375     1.2
                Energy Equipment &                 5,369,000  GlobalSantaFe Corp.                           244,933,780     3.0
                Services
                Energy Equipment &                 1,543,800  Halliburton Co. (e)                           105,781,176     1.3
                Services
                Insurance                            975,200  Hartford Financial Services Group, Inc. (e)    75,256,184     0.9
                Paper & Forest Products            4,100,000  International Paper Co.                       122,180,000     1.5
                Household Products                 2,442,900  Kimberly-Clark Corp.                          145,425,837     1.8
                Semiconductors &                  15,492,315  LSI Logic Corp. (a)(e)                        152,599,302     1.9
                Semiconductor Equipment
                Media                              4,680,100  Liberty Media Corp. Class A (a)                37,674,805     0.5
                Insurance                            794,600  Marsh & McLennan Cos., Inc.                    24,147,894     0.3
                Semiconductors &                   4,729,400  Micron Technology, Inc. (a)                    62,901,020     0.8
                Semiconductor Equipment
                Communications Equipment           4,928,300  Motorola, Inc.                                108,866,147     1.4
                Aerospace & Defense                4,769,400  Raytheon Co.                                  181,332,588     2.2
                Insurance                          3,795,476  The St. Paul Travelers Cos., Inc.             170,303,008     2.1
                Computers & Peripherals           22,891,600  Sun Microsystems, Inc. (a)(e)                  89,735,072     1.1
                Media                             12,531,400  Time Warner, Inc.                             226,943,654     2.8
                Industrial Conglomerates           7,136,700  Tyco International Ltd.                       198,757,095     2.5
                Media                              3,284,700  Walt Disney Co. (e)                            79,259,811     1.0
                Commercial Banks                   4,408,400  Wells Fargo & Co.                             258,199,988     3.2
                                                                                                        ---------------   -------
                                                                                                          2,781,491,474    34.5

Special         Semiconductors &                   3,991,500  Applied Materials, Inc.                        67,695,840     0.8
Situations      Semiconductor Equipment
                Energy Equipment &                 3,476,600  BJ Services Co.                               125,122,834     1.6
                Services
                Semiconductors &                   5,251,300  Fairchild Semiconductor International,
                Semiconductor Equipment                       Inc. (a)                                       78,034,318     1.0
                Specialty Retail                   4,708,800  The Gap, Inc.                                  82,074,384     1.0
                Computers & Peripherals            2,178,900  International Business Machines Corp.         174,791,358     2.2
                Media                              8,017,700  Interpublic Group of Cos., Inc. (a)(e)         93,326,028     1.1
                Communications Equipment           3,134,600  Nokia Oyj (b)                                  53,006,086     0.7
                Semiconductors &                   3,151,300  Novellus Systems, Inc. (a)                     79,034,604     1.0
                Semiconductor Equipment
                Computers & Peripherals            3,511,500  Seagate Technology                             55,657,275     0.7
                                                                                                        ---------------   -------
                                                                                                            808,742,727    10.1

                                                              Total Common Stocks
                                                              (Cost - $5,768,834,414)                     8,082,104,489   100.4


                                                  Beneficial
                                                    Interest  Short-Term Securities
                                            $    301,143,100  Merrill Lynch Liquidity Series, LLC
                                                              Money Market Series (c)(d)                    301,143,100     3.7

                                                              Total Short-Term Securities
                                                              (Cost - $301,143,100)                         301,143,100     3.7


                                                   Number of
                                                   Contracts  Options Purchased
Put Options Purchased                                 13,000  GlobalSantaFe Corp., expiring October
                                                              2005 at USD 37.5                                   65,000     0.0

                                                              Total Options Purchased
                                                              (Premiums Paid - $2,215,540)                       65,000     0.0

                                                              Total Investments
                                                              (Cost - $6,072,193,054)                     8,383,312,589   104.1


                                                   Number of
                                                   Contracts  Options Written
Call Options Written                                  70,000  Energy Select Sector SPDR Fund,
                                                              expiring March 2006 at USD 55, Broker
                                                              Deutsche Bank                                (23,773,400)    (0.30)
                                                              GlobalSantaFe Corp.:
                                                      10,000      expiring October 2005 at USD 40           (6,000,000)    (0.10)
                                                       3,000      expiring January 2006 at USD 47.5           (870,000)     0.00
                                                      15,630  McDonald's Corp., expiring October 2005
                                                              at USD 37.5                                     (312,600)     0.00

                                                              Total Options Written
                                                              (Premiums Received - $26,960,392)            (30,956,000)    (0.40)

                                                              Total Investments, Net of Options
                                                              Written (Cost - $6,045,232,662*)            8,352,356,589   103.70
                                                              Liabilities in Excess of Other Assets       (301,695,491)    (3.70)
                                                                                                        ---------------   -------
                                                              Net Assets                                $ 8,050,661,098   100.00%
                                                                                                        ===============   =======

  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $    6,075,428,400
                                                 ==================
    Gross unrealized appreciation                $    2,426,612,634
    Gross unrealized depreciation                     (149,684,445)
                                                 ------------------
    Net unrealized appreciation                  $    2,276,928,189
                                                 ==================

(a) Non-income producing security.

(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                    Net          Interest
    Affiliate                                     Activity        Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I              $  (335,609,701)    $   841,694
    Merrill Lynch Liquidity Series,
       LLC Money Market Series              $    172,383,250    $    38,727

(d) Security was purchased with the cash proceeds from securities loans.

(e) Security, or a portion of security, is on loan.

    For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Mercury Basic Value Fund, Inc. and Master Basic Value Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Mercury Basic Value Fund, Inc. and
       Master Basic Value Trust


Date: November 17, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Mercury Basic Value Fund, Inc. and
       Master Basic Value Trust


Date: November 17, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Mercury Basic Value Fund, Inc. and
       Master Basic Value Trust


Date: November 17, 2005